Note 8 - Production Costs (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of components for cost of sales [text block]
	2021	2020	2019

Salaries and wages	20,515	15,811	13,782
Consumable materials – Operations	17,288	14,358	12,850
Consumable materials – COVID-19	297	824	–
Electricity costs	10,363	8,071	6,319
Safety	774	708	525
Cash-settled share-based expense (note 12.1(a))	692	634	107
Gold work in progress	243	1,166	376
On mine administration	2,650	1,766	2,140
Pre-feasibility exploration costs	304	373	301
	53,126	43,711	36,400